Bank loans	6 Months Ended
Jun. 30, 2026
Bank Loans [Abstract]
Bank loans

Note 10 — Bank loans

Banking borrowings include the followings:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Banking borrowings-short-term	30,000,000	30,000,000	4,404,704
Total	30,000,000	30,000,000	4,404,704

The total outstanding banking borrowings were RMB 30,000,000 and RMB 30,000,000 (USD 4,404,704) as of December 31, 2025 and June 30, 2026. During the six months ended June 30, 2026, the Company received the banking borrowings with the amount of RMB 25,000,000 (USD 3,670,587) and repaid the banking borrowings with the amount of RMB 25,000,000 (USD 3,670,587). All bank borrowings are secured and are working capital loans under revolving credit facilities, each with a maturity term not exceeding 12 months, for daily operational needs. The loans bear interest at floating rates. All loans will be paid off before July 2027.